INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Components of Inventory, Net of Reserves
The components of inventory, net of reserves, were:

	December 31,
In thousands	2017	2016
Raw materials	$378,481	$331,465
Work-in-progress	167,390	145,462
Finished goods	196,763	181,583
Total inventories	$742,634	$658,510